Average Annual Total Returns		12 Months Ended	38 Months Ended	60 Months Ended	83 Months Ended	97 Months Ended	112 Months Ended	120 Months Ended	176 Months Ended	185 Months Ended	256 Months Ended	259 Months Ended			260 Months Ended	262 Months Ended	263 Months Ended	274 Months Ended	601 Months Ended
	Aug. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent		29.31%		13.55%				11.19%											13.31%
Performance Inception Date	Dec. 01, 1973
Class 529-A
Prospectus [Line Items]
Average Annual Return, Percent		32.31%		14.04%				11.38%									9.35%
Performance Inception Date	Feb. 15, 2002
Class C
Prospectus [Line Items]
Average Annual Return, Percent		35.19%		14.04%				11.15%										8.61%
Performance Inception Date	Mar. 15, 2001
Class 529-C
Prospectus [Line Items]
Average Annual Return, Percent		35.11%		13.99%				11.35%									9.31%
Performance Inception Date	Feb. 15, 2002
Class 529-E
Prospectus [Line Items]
Average Annual Return, Percent		36.82%		14.59%				11.52%								9.17%
Performance Inception Date	Mar. 01, 2002
Class F-1
Prospectus [Line Items]
Average Annual Return, Percent		37.13%		14.85%				11.79%										8.89%
Performance Inception Date	Mar. 15, 2001
Class F-2
Prospectus [Line Items]
Average Annual Return, Percent		37.49%		15.15%				12.09%		11.02%
Performance Inception Date	Aug. 01, 2008
Class F-2 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		35.14%		13.47%				10.14%
Class F-2 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		23.83%		12.04%				9.45%
Class F-3
Prospectus [Line Items]
Average Annual Return, Percent		37.67%		15.27%	13.31%
Performance Inception Date	Jan. 27, 2017
Class 529-F-1
Prospectus [Line Items]
Average Annual Return, Percent		37.45%		15.10%				12.02%			11.06%
Performance Inception Date	Sep. 16, 2002
Class 529-F-2
Prospectus [Line Items]
Average Annual Return, Percent		37.52%	10.16%
Performance Inception Date	Oct. 30, 2020
Class 529-F-3
Prospectus [Line Items]
Average Annual Return, Percent		37.55%	10.21%
Performance Inception Date	Oct. 30, 2020
Class R-1
Prospectus [Line Items]
Average Annual Return, Percent		36.17%		14.02%				10.98%					9.23%
Performance Inception Date	Jun. 06, 2002
Class R-2
Prospectus [Line Items]
Average Annual Return, Percent		36.14%		14.01%				10.99%				8.99%
Performance Inception Date	May 21, 2002
Class R-3
Prospectus [Line Items]
Average Annual Return, Percent		36.76%		14.53%				11.48%				9.47%
Performance Inception Date	May 21, 2002
Class R-4
Prospectus [Line Items]
Average Annual Return, Percent		37.17%		14.87%				11.81%						9.83%
Performance Inception Date	May 28, 2002
Class R-5
Prospectus [Line Items]
Average Annual Return, Percent		37.57%		15.22%				12.15%							10.05%
Performance Inception Date	May 15, 2002
Class R-6
Prospectus [Line Items]
Average Annual Return, Percent		37.65%		15.27%				12.20%	14.23%
Performance Inception Date	May 01, 2009
Class R-2E
Prospectus [Line Items]
Average Annual Return, Percent		36.56%		14.35%			11.25%
Performance Inception Date	Aug. 29, 2014
Class R-5E
Prospectus [Line Items]
Average Annual Return, Percent		37.45%		15.10%		12.77%
Performance Inception Date	Nov. 20, 2015
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)
Prospectus [Line Items]
Average Annual Return, Percent		26.29%		15.69%				12.03%		11.23%